UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22620

T. Rowe Price Multi-Sector Account Portfolios, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2013

Item 1. Report to Shareholders

Investment-Grade Corporate Multi-Sector Account Portfolio	August 31, 2013

Performance and Expenses
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Financial Highlights
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments‡
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
August 31, 2013 (Unaudited)

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the six months ended August 31, 2013. Purchase and sales cost and investment income reflect all activity for the period then ended.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 8/31/13	Value 2/28/13
T. Rowe Price Reserve Investment Fund, 0.03%	¤	¤	$ –	$ 1,231	$ 15
Totals			$ –	$ 1,231	$ 15

¤Purchase and sale information not shown for cash management funds.

Amounts reflected on the accompanying financial statements include the following amounts related to affiliated companies:

Investment in securities, at cost	$ 1,231
Dividend income	–
Interest income	–
Investment income	$ –
Realized gain (loss) on securities	$ –
Capital gain distributions from mutual funds	$ –

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
August 31, 2013 (Unaudited)
($000s, except shares and per share amounts)

The accompanying notes are an integral part of these financial statements.

Statement of Operations
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)
($000s)

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
(Unaudited)
($000s)

6 Months Ended 8/31/13	3/1/12 Through 2/28/13
Increase (Decrease) in Net Assets		
Operations		
Net investment income	$ 473	$ 351
Net realized gain (loss)	(89)	57
Change in net unrealized gain / loss	(1,653)	301
Increase (decrease) in net assets from operations	(1,269)	709
Distributions to shareholders		
Net investment income	(473)	(351)
Net realized gain	–	(10)
Decrease in net assets from distributions	(473)	(361)
Capital share transactions*		
Shares sold	38,652	9,900
Distributions reinvested	313	–
Increase in net assets from capital share transactions	38,965	9,900
Net Assets		
Increase during period	37,223	10,248
Beginning of period	10,348	100
End of period	**$ 47,571**	**$ 10,348**
Undistributed net investment income	–	–
*Share information		
Shares sold	3,848	990
Distributions reinvested	31	–
Increase in shares outstanding	3,879	990

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
T. Rowe Price Investment-Grade Corporate Multi-Sector Account Portfolio
August 31, 2013 (Unaudited)

T. Rowe Price Multi-Sector Account Portfolios, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Investment-Grade Corporate Multi-Sector Account Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund is available for investment only to institutional accounts managed by T. Rowe Price Associates, Inc., and is not available for direct purchase by members of the public. The fund commenced operations on March 1, 2012. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Credits The fund earns credits on temporarily uninvested cash balances held at the custodian, which reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

In-Kind Subscriptions Under certain circumstances, and when considered to be in the best interest of the fund, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the six months ended August 31, 2013, the fund accepted $6,362,000 of in-kind subscriptions, including $0 from other T. Rowe Price funds.

New Accounting Guidance On March 1, 2013, the fund adopted new accounting guidance, issued by the Financial Accounting Standards Board, that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Adoption had no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended August 31, 2013, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts.

The fund values its derivatives at fair value, as described in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral.

As of August 31, 2013, the fund held credit derivatives with a fair value of $1,000, included in Swap premiums received, on the accompanying Statement of Assets and Liabilities.

Additionally, during the six months ended August 31, 2013, the fund recognized $8,000 of loss on interest rate derivatives, included in realized gain (loss) on Futures on the accompanying Statement of Operations.

Counterparty Risk and Collateral The fund invests in derivatives, such as swaps, forward currency exchange contracts, or options, that are transacted in OTC markets and thereby expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also provide collateral agreements. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs) and/or foreign exchange letter agreements (FX letters).

MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow net settlement in the event of contract termination and permit termination by either party prior to maturity upon the occurrence of certain stated events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty would allow the fund to terminate while a decline in the fund’s net assets of more than a certain percentage would allow the counterparty to terminate. Upon termination, all derivatives with the counterparty typically would be liquidated and a net amount settled. ISDAs typically include collateral agreements, whereas FX letters do not. Collateral requirements are determined and transfers are made based on the net aggregate unrealized gain or loss on all OTC derivatives with each counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is transferred the next business day.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Collateral posted pursuant to an ISDA is held in a segregated account by the fund’s custodian. Cash posted by the fund as collateral is reflected as restricted cash in the accompanying financial statements and securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. As of August 31, 2013, no collateral was pledged by either the fund or counterparties for OTC derivatives.

Futures Contracts The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; and/or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit collateral with the broker in the form of cash or securities in an amount equal to a certain percentage of the contract value (margin requirement); the margin requirement must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset, and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2013, the fund’s exposure to futures, based on underlying notional amounts, was generally less than 1% of net assets.

Credit Default Swaps The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(s) within the index. The value of a swap included in net assets is the unrealized gain or loss on the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, and depreciated swaps and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Net periodic receipts or payments required by swaps are accrued daily and are recorded as realized gain or loss for financial reporting purposes when settled; fluctuations in the fair value of swaps are reflected in the change in net unrealized gain or loss and are reclassified to realized gain or loss upon termination prior to maturity or cash settlement. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment. During the six months ended August 31, 2013, the fund’s exposure to swaps, based on underlying notional amounts, was generally less than 1% of net assets.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $44,746,000 and $7,218,000, respectively, for the six months ended August 31, 2013.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains.

At August 31, 2013, the cost of investments for federal income tax purposes was $48,455,000. Net unrealized loss aggregated $1,358,000 at period-end, of which $29,000 related to appreciated investments and $1,387,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for no investment management fee; however, the manager will earn fees from managing the institutional accounts invested in the fund. Further, the manager will be required to bear all expenses of the fund, including custody expenses in excess of a specified custody fee limitation but excluding interest and borrowing-related charges, taxes, brokerage commissions, and extraordinary expenses. The agreement provides that the fund will bear custody expenses up to the custody fee limitation, equal to 0.01% of the fund’s average net assets. Accordingly, all costs related to organization of the fund are borne by Price Associates.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

As of August 31, 2013, T. Rowe Price Group, Inc., and/or its wholly owned subsidiaries owned 1,000,000 shares of the fund, representing 21% of the fund’s net assets.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the directions above to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

Approval of Investment Management Agreement

On March 5, 2013, the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor). In connection with its deliberations, the Board requested, and the Advisor provided, such information as the Board (with advice from independent legal counsel) deemed reasonably necessary. The Board considered a variety of factors in connection with its review of the Advisory Contract, also taking into account information provided by the Advisor during the course of the year, as discussed below:

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board reviewed the fund’s three-month and since-inception returns and compared these returns with a wide variety of previously agreed-upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data.

On the basis of this evaluation and the fund’s extremely limited operating history, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Advisor does not receive fees from the fund. Accordingly, the Board did not review information relating to revenues received by the Advisor under the Advisory Contract. The Board did review information regarding benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund or other T. Rowe Price funds that invest in the fund, including research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from its soft-dollar arrangements pursuant to which it receives research from broker-dealers that execute the applicable fund’s portfolio transactions. The Board also received information on the estimated costs incurred and profits realized by the Advisor and its affiliates from advising T. Rowe Price mutual funds and concluded that the Advisor’s profits were reasonable. Because the Advisor does not receive a management fee from the fund, the Board did not consider whether the fund or other funds benefit under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor, and the Board did not review fees and expenses of other comparable funds or of institutional accounts of the Advisor and its affiliates.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder). The independent directors were advised throughout the process by independent legal counsel.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Multi-Sector Account Portfolios, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 16, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date October 16, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date October 16, 2013